Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 4 for the MassMutual RetireSMARTSM Conservative Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.12%		.22%		.32%		.42%		.42%		.32%		.32%
Acquired Fund Fees and Expenses	.52%		.52%		.52%		.52%		.52%		.52%		.52%
Total Annual Fund Operating Expenses(1)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%
Expense Reimbursement	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.47%		.57%		.67%		.77%		1.02%		.92%		1.17%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year-to-date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .47%, .57%, .67%, .77%, 1.02%, .92%, and 1.17% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$48	$181	$334	$776
Class R5	$58	$213	$388	$897
Service Class	$68	$245	$443	$1,016
Administrative Class	$79	$276	$497	$1,133
Class A	$673	$909	$1,171	$1,916
Class R4	$94	$323	$578	$1,308
Class R3	$119	$402	$712	$1,592

Effective September 27, 2016, the following information replaces similar information found on pages 5 and 6 for the MassMutual RetireSMARTSM Conservative Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	28.8%
MM Select Equity Asset (NTI)	12.2%
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.3%
Select Fundamental Value (Wellington Management)	0.3%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.2%
Premier Disciplined Value (Barings)	1.8%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	0.3%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.6%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.2%
Premier Disciplined Growth (Barings)	1.7%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.5%
Oppenheimer Real Estate (OFI Global Asset Management)	0.4%
Select Diversified International (J.P. Morgan)	0.4%
Select Overseas (J.P. Morgan/MFS/Harris)	2.3%

Premier International Equity (OFI Global)	1.1%
Premier Strategic Emerging Markets (OFI Global)	2.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%

Fixed Income Funds	69.4%
MM Select Bond and Income Asset (NTI)	20.7%
Premier Short-Duration Bond (Barings)	9.8%
Premier Inflation-Protected and Income (Barings)	3.2%
Premier Core Bond (Barings)	17.3%
Select Total Return Bond (MetWest)	7.3%
Select Strategic Bond (Western Asset)	6.2%
Premier High Yield (Barings)	3.2%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.1%
Barings Global Floating Rate (Barings)	0.7%

Other Funds	1.8%
DFA Commodity Strategy (DFA)	1.8%

Effective September 27, 2016, the following information replaces similar information found on page 12 for the MassMutual RetireSMARTSM Moderate Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.07%		.17%		.27%		.37%		.37%		.27%		.27%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.66%		.76%		.86%		.96%		1.21%		1.11%		1.36%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.54%		.64%		.74%		.84%		1.09%		.99%		1.24%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .54%, .64%, .74%, .84%, 1.09%, .99%, and 1.24% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$55	$195	$352	$807
Class R5	$65	$227	$406	$927
Service Class	$76	$258	$461	$1,046
Administrative Class	$86	$290	$515	$1,163
Class A	$680	$922	$1,187	$1,943
Class R4	$101	$337	$596	$1,337
Class R3	$126	$415	$729	$1,621

Effective September 27, 2016, the following information replaces similar information found on pages 13 and 14 for the MassMutual RetireSMARTSM Moderate Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	56.3%
MM Select Equity Asset (NTI)	23.7%
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.1%
Select Fundamental Value (Wellington Management)	1.0%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.9%
Premier Disciplined Value (Barings)	2.5%
Select Focused Value (Harris)	1.9%
Select Fundamental Growth (Wellington Management)	1.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.2%

Select Growth Opportunities (Sands Capital/Jackson Square)	0.8%
Premier Disciplined Growth (Barings)	2.5%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.1%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%
Select Diversified International (J.P. Morgan)	0.9%
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%
Premier International Equity (OFI Global)	2.4%
Premier Strategic Emerging Markets (OFI Global)	3.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.7%

Fixed Income Funds	41.1%
MM Select Bond and Income Asset (NTI)	11.7%
Premier Short-Duration Bond (Barings)	4.9%
Premier Inflation-Protected and Income (Barings)	1.9%
Premier Core Bond (Barings)	9.9%
Select Total Return Bond (MetWest)	4.1%
Select Strategic Bond (Western Asset)	3.5%
Premier High Yield (Barings)	3.3%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.2%
Barings Global Floating Rate (Barings)	0.8%

Other Funds	2.6%
DFA Commodity Strategy (DFA)	2.6%

Effective September 27, 2016, the following information replaces similar information found on page 20 for the MassMutual RetireSMARTSM Moderate Growth Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.74%		.84%		.94%		1.04%		1.29%		1.19%		1.44%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$216	$391	$899
Class R5	$70	$248	$446	$1,018
Service Class	$81	$279	$500	$1,136
Administrative Class	$91	$311	$554	$1,253
Class A	$685	$942	$1,224	$2,025
Class R4	$106	$358	$635	$1,425
Class R3	$131	$436	$768	$1,707

Effective September 27, 2016, the following information replaces similar information found on pages 21 and 22 for the MassMutual RetireSMARTSM Moderate Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	79.6%
MM Select Equity Asset (NTI)	33.6%
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.2%
Select Fundamental Value (Wellington Management)	1.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.8%
Premier Disciplined Value (Barings)	2.0%
Select Focused Value (Harris)	1.5%
Select Fundamental Growth (Wellington Management)	2.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	2.2%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.5%
Premier Disciplined Growth (Barings)	2.0%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.7%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.3%
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
Premier International Equity (OFI Global)	3.7%
Premier Strategic Emerging Markets (OFI Global)	4.1%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.9%

Fixed Income Funds	17.1%
MM Select Bond and Income Asset (NTI)	3.6%
Premier Short-Duration Bond (Barings)	0.9%
Premier Inflation-Protected and Income (Barings)	0.5%
Premier Core Bond (Barings)	2.7%
Select Total Return Bond (MetWest)	1.2%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Barings)	4.6%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.5%
Barings Global Floating Rate (Barings)	1.1%

Other Funds	3.3%
DFA Commodity Strategy (DFA)	3.3%

Effective September 27, 2016, the following information replaces similar information found on page 28 for the MassMutual RetireSMARTSM Growth Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.22%		.32%		.42%		.52%		.52%		.42%		.42%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.90%		1.00%		1.10%		1.20%		1.45%		1.35%		1.60%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .64%, .74%, .84%, .94%, 1.19%, 1.09%, and 1.34% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$65	$252	$464	$1,075
Class R5	$76	$283	$518	$1,192
Service Class	$86	$315	$572	$1,308
Administrative Class	$96	$346	$626	$1,423
Class A	$689	$974	$1,290	$2,182
Class R4	$111	$393	$705	$1,593
Class R3	$136	$470	$837	$1,870

Effective September 27, 2016, the following information replaces similar information found on pages 29 and 30 for the MassMutual RetireSMARTSM Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	92.3%
MM Select Equity Asset (NTI)	38.3%
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.3%
Select Fundamental Value (Wellington Management)	2.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.7%
Premier Disciplined Value (Barings)	0.6%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	3.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.3%
Premier Disciplined Growth (Barings)	0.6%
Select Mid-Cap Value (American Century/Systematic)	3.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.3%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	2.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Global)	4.2%
Premier Strategic Emerging Markets (OFI Global)	4.8%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	1.1%

Fixed Income Funds	4.1%
MM Select Bond and Income Asset (NTI)	0.9%
Premier Short-Duration Bond (Barings)	0.2%
Premier Inflation-Protected and Income (Barings)	0.2%
Premier Core Bond (Barings)	0.7%

Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
Premier High Yield (Barings)	0.9%
Oppenheimer International Bond (OFI Global Asset Management)	0.4%
Barings Global Floating Rate (Barings)	0.2%

Other Funds	3.6%
DFA Commodity Strategy (DFA)	3.6%

Effective September 27, 2016, the following information replaces similar information found on page 36 for the MassMutual RetireSMARTSM In Retirement Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.26%		.36%		.46%		.56%		.56%		.46%		.46%
Acquired Fund Fees and Expenses	.56%		.56%		.56%		.56%		.56%		.56%		.56%
Total Annual Fund Operating Expenses(1)	.82%		.92%		1.02%		1.12%		1.37%		1.27%		1.52%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$225	$419	$980
Class R5	$66	$257	$474	$1,098
Service Class	$77	$288	$528	$1,215
Administrative Class	$87	$320	$582	$1,330
Class A	$681	$950	$1,249	$2,097
Class R4	$102	$367	$662	$1,502
Class R3	$127	$445	$794	$1,781

Effective September 27, 2016, the following information replaces similar information found on page 37 for the MassMutual RetireSMARTSM In Retirement Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	33.9%
MM Select Equity Asset (NTI)	14.0%

Fixed Income Funds	63.9%
MM Select Bond and Income Asset (NTI)	19.0%
Premier Short-Duration Bond (Barings)	9.9%
Premier Inflation-Protected and Income (Barings)	9.0%
Premier Core Bond (Barings)	11.2%
Select Total Return Bond (MetWest)	5.7%

Effective September 27, 2016, the following information replaces similar information found on page 43 for the MassMutual RetireSMARTSM 2010 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.23%		.33%		.43%		.53%		.53%		.43%		.43%
Acquired Fund Fees and Expenses	.57%		.57%		.57%		.57%		.57%		.57%		.57%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.53%		.63%		.73%		.83%		1.08%		.98%		1.23%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed . 53%, .63%, .73%, .83%, 1.08%, .98%, and 1.23% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$54	$219	$408	$956
Class R5	$64	$251	$463	$1,074
Service Class	$75	$282	$517	$1,191
Administrative Class	$85	$314	$571	$1,307
Class A	$679	$944	$1,239	$2,076
Class R4	$100	$360	$651	$1,479
Class R3	$125	$438	$784	$1,759

Effective September 27, 2016, the following information replaces similar information found on page 44 for the MassMutual RetireSMARTSM 2010 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	41.2%
MM Select Equity Asset (NTI)	17.9%

Fixed Income Funds	56.6%
MM Select Bond and Income (NTI)	17.2%
Premier Short-Duration Bond (Barings)	6.7%
Premier Inflation-Protected and Income (Barings)	7.6%
Premier Core Bond (Barings)	10.4%
Select Total Return Bond (MetWest)	5.3%

Effective September 27, 2016, the following information replaces similar information found on page 51 for the MassMutual RetireSMARTSM 2015 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.29%		.39%		.49%		.59%		.59%		.49%		.49%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$237	$445	$1,044
Class R5	$67	$269	$499	$1,162
Service Class	$78	$300	$553	$1,278
Administrative Class	$88	$332	$607	$1,393
Class A	$682	$961	$1,273	$2,154
Class R4	$103	$378	$687	$1,563
Class R3	$128	$456	$819	$1,841

Effective September 27, 2016, the following information replaces similar information found on page 52 for the MassMutual RetireSMARTSM 2015 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	46.2%
MM Select Equity Asset (NTI)	19.9%

Fixed Income Funds	51.7%
MM Select Bond and Income (NTI)	14.9%
Premier Short-Duration Bond (Barings)	5.6%
Premier Inflation-Protected and Income (Barings)	6.9%
Premier Core Bond (Barings)	10.2%

Effective September 27, 2016, the following information replaces similar information found on page 59 for the MassMutual RetireSMARTSM 2020 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.62%		.62%		.62%		.62%		.62%		.62%		.62%
Total Annual Fund Operating Expenses(1)	.67%		.77%		.87%		.97%		1.22%		1.12%		1.37%
Expense Reimbursement	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$199	$358	$820
Class R5	$67	$231	$413	$940
Service Class	$78	$262	$467	$1,059
Administrative Class	$88	$294	$521	$1,176
Class A	$682	$926	$1,193	$1,955
Class R4	$103	$341	$602	$1,350
Class R3	$128	$419	$735	$1,633

Effective September 27, 2016, the following information replaces similar information found on page 60 for the MassMutual RetireSMARTSM 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	59.5%
MM Select Equity Asset (NTI)	25.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.5%

Fixed Income Funds	37.8%
MM Select Bond and Income (NTI)	10.6%
Premier Inflation-Protected and Income (Barings)	5.2%
Premier Core Bond (Barings)	6.3%

Effective September 27, 2016, the following information replaces similar information found on page 67 for the MassMutual RetireSMARTSM 2025 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.16%		.26%		.36%		.46%		.46%		.36%		.36%
Acquired Fund Fees and Expenses	.64%		.64%		.64%		.64%		.64%		.64%		.64%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$222	$411	$959
Class R5	$66	$254	$466	$1,077
Service Class	$77	$285	$520	$1,194
Administrative Class	$87	$317	$574	$1,310
Class A	$681	$947	$1,242	$2,078
Class R4	$102	$364	$654	$1,482
Class R3	$127	$441	$787	$1,762

Effective September 27, 2016, the following information replaces similar information found on page 68 for the MassMutual RetireSMARTSM 2025 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	69.7%
MM Select Equity Asset (NTI)	28.2%
Select Overseas (J.P. Morgan/MFS/Harris)	6.8%

Fixed Income Funds	27.4%
MM Select Bond and Income Asset (NTI)	6.4%

Effective September 27, 2016, the following information replaces similar information found on page 75 for the MassMutual RetireSMARTSM 2030 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.71%		.81%		.91%		1.01%		1.26%		1.16%		1.41%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$211	$379	$867
Class R5	$70	$242	$434	$987
Service Class	$81	$274	$488	$1,105
Administrative Class	$91	$305	$542	$1,222
Class A	$685	$937	$1,212	$1,997
Class R4	$106	$352	$623	$1,395
Class R3	$131	$430	$756	$1,677

Effective September 27, 2016, the following information replaces similar information found on page 76 for the MassMutual RetireSMARTSM 2030 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	76.2%
MM Select Equity Asset (NTI)	31.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.8%

Fixed Income Funds	20.7%
Premier High Yield (Barings)	5.4%

Effective September 27, 2016, the following information replaces similar information found on page 83 for the MassMutual RetireSMARTSM 2035 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.21%		.31%		.41%		.51%		.51%		.41%		.41%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.87%		.97%		1.07%		1.17%		1.42%		1.32%		1.57%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.61%		.71%		.81%		.91%		1.16%		1.06%		1.31%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .61%, .71%, .81%, .91%, 1.16%, 1.06%, and 1.31% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$62	$242	$447	$1,040
Class R5	$73	$274	$502	$1,157
Service Class	$83	$305	$556	$1,274
Administrative Class	$93	$336	$609	$1,389
Class A	$686	$966	$1,275	$2,150
Class R4	$108	$383	$690	$1,559
Class R3	$133	$461	$822	$1,837

Effective September 27, 2016, the following information replaces similar information found on page 84 for the MassMutual RetireSMARTSM 2035 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.9%
MM Select Equity Asset (NTI)	32.9%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	.75%		.85%		.95%		1.05%		1.30%		1.20%		1.45%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.60%		.70%		.80%		.90%		1.15%		1.05%		1.30%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .60%, .70%, .80%, .90%, 1.15%, 1.05%, and 1.30% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$61	$219	$397	$911
Class R5	$72	$251	$451	$1,030
Service Class	$82	$283	$506	$1,148
Administrative Class	$92	$314	$560	$1,264
Class A	$685	$945	$1,229	$2,036
Class R4	$107	$361	$640	$1,437
Class R3	$132	$439	$773	$1,718

Effective September 27, 2016, the following information replaces similar information found on page 92 for the MassMutual RetireSMARTSM 2040 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	82.7%
MM Select Equity Asset (NTI)	34.0%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Effective September 27, 2016, the following information replaces similar information found on page 99 for the MassMutual RetireSMARTSM 2045 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.37%		.47%		.57%		.67%		.67%		.57%		.57%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	1.04%		1.14%		1.24%		1.34%		1.59%		1.49%		1.74%
Expense Reimbursement	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.58%		.68%		.78%		.88%		1.13%		1.03%		1.28%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .58%, .68%, .78%, .88%, 1.13%, 1.03% and 1.28% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$59	$269	$514	$1,215
Class R5	$69	$301	$568	$1,331
Service Class	$80	$332	$622	$1,445
Administrative Class	$90	$364	$675	$1,559
Class A	$684	$991	$1,336	$2,306
Class R4	$105	$410	$755	$1,727
Class R3	$130	$488	$886	$2,000

Effective September 27, 2016, the following information replaces similar information found on page 100 for the MassMutual RetireSMARTSM 2045 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.7%
MM Select Equity Asset (NTI)	34.4%
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%

Effective September 27, 2016, the following information replaces similar information found on page 107 for the MassMutual RetireSMARTSM 2050 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.20%		.30%		.40%		.50%		.50%		.40%		.40%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$241	$449	$1,048
Class R5	$70	$273	$503	$1,165
Service Class	$81	$304	$557	$1,282
Administrative Class	$91	$336	$611	$1,397
Class A	$685	$965	$1,276	$2,157
Class R4	$106	$382	$691	$1,567
Class R3	$131	$460	$823	$1,845

Effective September 27, 2016, the following information replaces similar information found on page 108 for the MassMutual RetireSMARTSM 2050 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.5%
MM Select Equity Asset (NTI)	36.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.2%

Effective September 27, 2016, the following information replaces similar information found on page 115 for the MassMutual RetireSMARTSM 2055 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	2.58%		2.68%		2.78%		2.88%		2.88%		2.78%		2.78%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	3.26%		3.36%		3.46%		3.56%		3.81%		3.71%		3.96%
Expense Reimbursement	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$58	$660	$1,384	$3,306
Class R5	$68	$691	$1,433	$3,400
Service Class	$79	$721	$1,483	$3,493
Administrative Class	$89	$751	$1,532	$3,584
Class A	$683	$1,354	$2,133	$4,166
Class R4	$104	$796	$1,605	$3,721
Class R3	$129	$871	$1,726	$3,942

Effective September 27, 2016, the following information replaces similar information found on page 116 for the MassMutual RetireSMARTSM 2055 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.7%
MM Select Equity Asset (NTI)	35.2%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%

Effective September 27, 2016, the following information replaces similar information found on page 123 for the MassMutual RetireSMARTSM 2060 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses(1)	1.35%		1.45%		1.55%		1.65%		1.65%		1.55%		1.55%
Acquired Fund Fees and Expenses(1)	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses	2.03%		2.13%		2.23%		2.33%		2.58%		2.48%		2.73%
Expense Reimbursement	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.
(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$58	$444
Class R5	$68	$475
Service Class	$79	$506
Administrative Class	$89	$537
Class A	$683	$1,153
Class R4	$104	$583
Class R3	$129	$659

Effective September 27, 2016, the following information replaces similar information found on page 124 for the MassMutual RetireSMARTSM 2060 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's anticipated approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.4%
MM Select Equity Asset (NTI)	37.3%
Select Overseas (J.P. Morgan/MFS/Harris)	9.1%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 4 for the MassMutual RetireSMARTSM Conservative Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.12%		.22%		.32%		.42%		.42%		.32%		.32%
Acquired Fund Fees and Expenses	.52%		.52%		.52%		.52%		.52%		.52%		.52%
Total Annual Fund Operating Expenses(1)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%
Expense Reimbursement	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.47%		.57%		.67%		.77%		1.02%		.92%		1.17%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year-to-date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .47%, .57%, .67%, .77%, 1.02%, .92%, and 1.17% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$48	$181	$334	$776
Class R5	$58	$213	$388	$897
Service Class	$68	$245	$443	$1,016
Administrative Class	$79	$276	$497	$1,133
Class A	$673	$909	$1,171	$1,916
Class R4	$94	$323	$578	$1,308
Class R3	$119	$402	$712	$1,592

Effective September 27, 2016, the following information replaces similar information found on pages 5 and 6 for the MassMutual RetireSMARTSM Conservative Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	28.8%
MM Select Equity Asset (NTI)	12.2%
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.3%
Select Fundamental Value (Wellington Management)	0.3%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.2%
Premier Disciplined Value (Barings)	1.8%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	0.3%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.6%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.2%
Premier Disciplined Growth (Barings)	1.7%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.5%
Oppenheimer Real Estate (OFI Global Asset Management)	0.4%
Select Diversified International (J.P. Morgan)	0.4%
Select Overseas (J.P. Morgan/MFS/Harris)	2.3%

Premier International Equity (OFI Global)	1.1%
Premier Strategic Emerging Markets (OFI Global)	2.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%

Fixed Income Funds	69.4%
MM Select Bond and Income Asset (NTI)	20.7%
Premier Short-Duration Bond (Barings)	9.8%
Premier Inflation-Protected and Income (Barings)	3.2%
Premier Core Bond (Barings)	17.3%
Select Total Return Bond (MetWest)	7.3%
Select Strategic Bond (Western Asset)	6.2%
Premier High Yield (Barings)	3.2%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.1%
Barings Global Floating Rate (Barings)	0.7%

Other Funds	1.8%
DFA Commodity Strategy (DFA)	1.8%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund’s approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	28.8%
MM Select Equity Asset (NTI)	12.2%
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.3%
Select Fundamental Value (Wellington Management)	0.3%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.2%
Premier Disciplined Value (Barings)	1.8%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	0.3%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.6%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.2%
Premier Disciplined Growth (Barings)	1.7%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.5%
Oppenheimer Real Estate (OFI Global Asset Management)	0.4%
Select Diversified International (J.P. Morgan)	0.4%
Select Overseas (J.P. Morgan/MFS/Harris)	2.3%

Premier International Equity (OFI Global)	1.1%
Premier Strategic Emerging Markets (OFI Global)	2.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%

Fixed Income Funds	69.4%
MM Select Bond and Income Asset (NTI)	20.7%
Premier Short-Duration Bond (Barings)	9.8%
Premier Inflation-Protected and Income (Barings)	3.2%
Premier Core Bond (Barings)	17.3%
Select Total Return Bond (MetWest)	7.3%
Select Strategic Bond (Western Asset)	6.2%
Premier High Yield (Barings)	3.2%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.1%
Barings Global Floating Rate (Barings)	0.7%

Other Funds	1.8%
DFA Commodity Strategy (DFA)	1.8%

MassMutual RetireSMART Conservative Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.47%	[2]
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	334
10 Years	rr_ExpenseExampleYear10	$ 776
MassMutual RetireSMART Conservative Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.57%	[2]
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	388
10 Years	rr_ExpenseExampleYear10	$ 897
MassMutual RetireSMART Conservative Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[2]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	245
5 Years	rr_ExpenseExampleYear05	443
10 Years	rr_ExpenseExampleYear10	$ 1,016
MassMutual RetireSMART Conservative Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	497
10 Years	rr_ExpenseExampleYear10	$ 1,133
MassMutual RetireSMART Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	$ 673
3 Years	rr_ExpenseExampleYear03	909
5 Years	rr_ExpenseExampleYear05	1,171
10 Years	rr_ExpenseExampleYear10	$ 1,916
MassMutual RetireSMART Conservative Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	$ 1,308
MassMutual RetireSMART Conservative Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[2]
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	712
10 Years	rr_ExpenseExampleYear10	$ 1,592
MassMutual RetireSMART Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 12 for the MassMutual RetireSMARTSM Moderate Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.07%		.17%		.27%		.37%		.37%		.27%		.27%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.66%		.76%		.86%		.96%		1.21%		1.11%		1.36%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.54%		.64%		.74%		.84%		1.09%		.99%		1.24%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .54%, .64%, .74%, .84%, 1.09%, .99%, and 1.24% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$55	$195	$352	$807
Class R5	$65	$227	$406	$927
Service Class	$76	$258	$461	$1,046
Administrative Class	$86	$290	$515	$1,163
Class A	$680	$922	$1,187	$1,943
Class R4	$101	$337	$596	$1,337
Class R3	$126	$415	$729	$1,621

Effective September 27, 2016, the following information replaces similar information found on pages 13 and 14 for the MassMutual RetireSMARTSM Moderate Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	56.3%
MM Select Equity Asset (NTI)	23.7%
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.1%
Select Fundamental Value (Wellington Management)	1.0%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.9%
Premier Disciplined Value (Barings)	2.5%
Select Focused Value (Harris)	1.9%
Select Fundamental Growth (Wellington Management)	1.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.2%

Select Growth Opportunities (Sands Capital/Jackson Square)	0.8%
Premier Disciplined Growth (Barings)	2.5%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.1%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%
Select Diversified International (J.P. Morgan)	0.9%
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%
Premier International Equity (OFI Global)	2.4%
Premier Strategic Emerging Markets (OFI Global)	3.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.7%

Fixed Income Funds	41.1%
MM Select Bond and Income Asset (NTI)	11.7%
Premier Short-Duration Bond (Barings)	4.9%
Premier Inflation-Protected and Income (Barings)	1.9%
Premier Core Bond (Barings)	9.9%
Select Total Return Bond (MetWest)	4.1%
Select Strategic Bond (Western Asset)	3.5%
Premier High Yield (Barings)	3.3%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.2%
Barings Global Floating Rate (Barings)	0.8%

Other Funds	2.6%
DFA Commodity Strategy (DFA)	2.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	56.3%
MM Select Equity Asset (NTI)	23.7%
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.1%
Select Fundamental Value (Wellington Management)	1.0%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.9%
Premier Disciplined Value (Barings)	2.5%
Select Focused Value (Harris)	1.9%
Select Fundamental Growth (Wellington Management)	1.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.2%

Select Growth Opportunities (Sands Capital/Jackson Square)	0.8%
Premier Disciplined Growth (Barings)	2.5%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.1%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%
Select Diversified International (J.P. Morgan)	0.9%
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%
Premier International Equity (OFI Global)	2.4%
Premier Strategic Emerging Markets (OFI Global)	3.0%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.7%

Fixed Income Funds	41.1%
MM Select Bond and Income Asset (NTI)	11.7%
Premier Short-Duration Bond (Barings)	4.9%
Premier Inflation-Protected and Income (Barings)	1.9%
Premier Core Bond (Barings)	9.9%
Select Total Return Bond (MetWest)	4.1%
Select Strategic Bond (Western Asset)	3.5%
Premier High Yield (Barings)	3.3%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.2%
Barings Global Floating Rate (Barings)	0.8%

Other Funds	2.6%
DFA Commodity Strategy (DFA)	2.6%

MassMutual RetireSMART Moderate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[3]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	$ 807
MassMutual RetireSMART Moderate Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.64%	[3]
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 927
MassMutual RetireSMART Moderate Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[3]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	$ 1,046
MassMutual RetireSMART Moderate Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[3]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	$ 1,163
MassMutual RetireSMART Moderate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[3]
1 Year	rr_ExpenseExampleYear01	$ 680
3 Years	rr_ExpenseExampleYear03	922
5 Years	rr_ExpenseExampleYear05	1,187
10 Years	rr_ExpenseExampleYear10	$ 1,943
MassMutual RetireSMART Moderate Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[3]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	596
10 Years	rr_ExpenseExampleYear10	$ 1,337
MassMutual RetireSMART Moderate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[3]
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	$ 1,621
MassMutual RetireSMART Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 20 for the MassMutual RetireSMARTSM Moderate Growth Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.74%		.84%		.94%		1.04%		1.29%		1.19%		1.44%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$216	$391	$899
Class R5	$70	$248	$446	$1,018
Service Class	$81	$279	$500	$1,136
Administrative Class	$91	$311	$554	$1,253
Class A	$685	$942	$1,224	$2,025
Class R4	$106	$358	$635	$1,425
Class R3	$131	$436	$768	$1,707

Effective September 27, 2016, the following information replaces similar information found on pages 21 and 22 for the MassMutual RetireSMARTSM Moderate Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	79.6%
MM Select Equity Asset (NTI)	33.6%
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.2%
Select Fundamental Value (Wellington Management)	1.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.8%
Premier Disciplined Value (Barings)	2.0%
Select Focused Value (Harris)	1.5%
Select Fundamental Growth (Wellington Management)	2.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	2.2%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.5%
Premier Disciplined Growth (Barings)	2.0%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.7%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.3%
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
Premier International Equity (OFI Global)	3.7%
Premier Strategic Emerging Markets (OFI Global)	4.1%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.9%

Fixed Income Funds	17.1%
MM Select Bond and Income Asset (NTI)	3.6%
Premier Short-Duration Bond (Barings)	0.9%
Premier Inflation-Protected and Income (Barings)	0.5%
Premier Core Bond (Barings)	2.7%
Select Total Return Bond (MetWest)	1.2%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Barings)	4.6%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.5%
Barings Global Floating Rate (Barings)	1.1%

Other Funds	3.3%
DFA Commodity Strategy (DFA)	3.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	79.6%
MM Select Equity Asset (NTI)	33.6%
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.2%
Select Fundamental Value (Wellington Management)	1.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.8%
Premier Disciplined Value (Barings)	2.0%
Select Focused Value (Harris)	1.5%
Select Fundamental Growth (Wellington Management)	2.0%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	2.2%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.5%
Premier Disciplined Growth (Barings)	2.0%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.7%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.3%
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
Premier International Equity (OFI Global)	3.7%
Premier Strategic Emerging Markets (OFI Global)	4.1%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.9%

Fixed Income Funds	17.1%
MM Select Bond and Income Asset (NTI)	3.6%
Premier Short-Duration Bond (Barings)	0.9%
Premier Inflation-Protected and Income (Barings)	0.5%
Premier Core Bond (Barings)	2.7%
Select Total Return Bond (MetWest)	1.2%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Barings)	4.6%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.5%
Barings Global Floating Rate (Barings)	1.1%

Other Funds	3.3%
DFA Commodity Strategy (DFA)	3.3%

MassMutual RetireSMART Moderate Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[4]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	216
5 Years	rr_ExpenseExampleYear05	391
10 Years	rr_ExpenseExampleYear10	$ 899
MassMutual RetireSMART Moderate Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[4]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	446
10 Years	rr_ExpenseExampleYear10	$ 1,018
MassMutual RetireSMART Moderate Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[4]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	279
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	$ 1,136
MassMutual RetireSMART Moderate Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[4]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	311
5 Years	rr_ExpenseExampleYear05	554
10 Years	rr_ExpenseExampleYear10	$ 1,253
MassMutual RetireSMART Moderate Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[4]
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	$ 2,025
MassMutual RetireSMART Moderate Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	635
10 Years	rr_ExpenseExampleYear10	$ 1,425
MassMutual RetireSMART Moderate Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[4]
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	768
10 Years	rr_ExpenseExampleYear10	$ 1,707
MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 28 for the MassMutual RetireSMARTSM Growth Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.22%		.32%		.42%		.52%		.52%		.42%		.42%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.90%		1.00%		1.10%		1.20%		1.45%		1.35%		1.60%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.64%		.74%		.84%		.94%		1.19%		1.09%		1.34%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .64%, .74%, .84%, .94%, 1.19%, 1.09%, and 1.34% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$65	$252	$464	$1,075
Class R5	$76	$283	$518	$1,192
Service Class	$86	$315	$572	$1,308
Administrative Class	$96	$346	$626	$1,423
Class A	$689	$974	$1,290	$2,182
Class R4	$111	$393	$705	$1,593
Class R3	$136	$470	$837	$1,870

Effective September 27, 2016, the following information replaces similar information found on pages 29 and 30 for the MassMutual RetireSMARTSM Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	92.3%
MM Select Equity Asset (NTI)	38.3%
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.3%
Select Fundamental Value (Wellington Management)	2.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.7%
Premier Disciplined Value (Barings)	0.6%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	3.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.3%
Premier Disciplined Growth (Barings)	0.6%
Select Mid-Cap Value (American Century/Systematic)	3.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.3%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	2.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Global)	4.2%
Premier Strategic Emerging Markets (OFI Global)	4.8%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	1.1%

Fixed Income Funds	4.1%
MM Select Bond and Income Asset (NTI)	0.9%
Premier Short-Duration Bond (Barings)	0.2%
Premier Inflation-Protected and Income (Barings)	0.2%
Premier Core Bond (Barings)	0.7%

Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
Premier High Yield (Barings)	0.9%
Oppenheimer International Bond (OFI Global Asset Management)	0.4%
Barings Global Floating Rate (Barings)	0.2%

Other Funds	3.6%
DFA Commodity Strategy (DFA)	3.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	92.3%
MM Select Equity Asset (NTI)	38.3%
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.3%
Select Fundamental Value (Wellington Management)	2.9%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.7%
Premier Disciplined Value (Barings)	0.6%
Select Focused Value (Harris)	1.6%
Select Fundamental Growth (Wellington Management)	3.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.3%
Premier Disciplined Growth (Barings)	0.6%
Select Mid-Cap Value (American Century/Systematic)	3.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.3%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	2.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Diversified International (J.P. Morgan)	1.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Global)	4.2%
Premier Strategic Emerging Markets (OFI Global)	4.8%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	1.1%

Fixed Income Funds	4.1%
MM Select Bond and Income Asset (NTI)	0.9%
Premier Short-Duration Bond (Barings)	0.2%
Premier Inflation-Protected and Income (Barings)	0.2%
Premier Core Bond (Barings)	0.7%

Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.3%
Premier High Yield (Barings)	0.9%
Oppenheimer International Bond (OFI Global Asset Management)	0.4%
Barings Global Floating Rate (Barings)	0.2%

Other Funds	3.6%
DFA Commodity Strategy (DFA)	3.6%

MassMutual RetireSMART Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.64%	[5]
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	464
10 Years	rr_ExpenseExampleYear10	$ 1,075
MassMutual RetireSMART Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[5]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	283
5 Years	rr_ExpenseExampleYear05	518
10 Years	rr_ExpenseExampleYear10	$ 1,192
MassMutual RetireSMART Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[5]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	572
10 Years	rr_ExpenseExampleYear10	$ 1,308
MassMutual RetireSMART Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[5]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	$ 1,423
MassMutual RetireSMART Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[5]
1 Year	rr_ExpenseExampleYear01	$ 689
3 Years	rr_ExpenseExampleYear03	974
5 Years	rr_ExpenseExampleYear05	1,290
10 Years	rr_ExpenseExampleYear10	$ 2,182
MassMutual RetireSMART Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[5]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	705
10 Years	rr_ExpenseExampleYear10	$ 1,593
MassMutual RetireSMART Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[5]
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	470
5 Years	rr_ExpenseExampleYear05	837
10 Years	rr_ExpenseExampleYear10	$ 1,870
MassMutual RetireSMART In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 36 for the MassMutual RetireSMARTSM In Retirement Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.26%		.36%		.46%		.56%		.56%		.46%		.46%
Acquired Fund Fees and Expenses	.56%		.56%		.56%		.56%		.56%		.56%		.56%
Total Annual Fund Operating Expenses(1)	.82%		.92%		1.02%		1.12%		1.37%		1.27%		1.52%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$225	$419	$980
Class R5	$66	$257	$474	$1,098
Service Class	$77	$288	$528	$1,215
Administrative Class	$87	$320	$582	$1,330
Class A	$681	$950	$1,249	$2,097
Class R4	$102	$367	$662	$1,502
Class R3	$127	$445	$794	$1,781

Effective September 27, 2016, the following information replaces similar information found on page 37 for the MassMutual RetireSMARTSM In Retirement Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	33.9%
MM Select Equity Asset (NTI)	14.0%

Fixed Income Funds	63.9%
MM Select Bond and Income Asset (NTI)	19.0%
Premier Short-Duration Bond (Barings)	9.9%
Premier Inflation-Protected and Income (Barings)	9.0%
Premier Core Bond (Barings)	11.2%
Select Total Return Bond (MetWest)	5.7%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	33.9%
MM Select Equity Asset (NTI)	14.0%

Fixed Income Funds	63.9%
MM Select Bond and Income Asset (NTI)	19.0%
Premier Short-Duration Bond (Barings)	9.9%
Premier Inflation-Protected and Income (Barings)	9.0%
Premier Core Bond (Barings)	11.2%
Select Total Return Bond (MetWest)	5.7%

MassMutual RetireSMART In Retirement Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[6]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	419
10 Years	rr_ExpenseExampleYear10	$ 980
MassMutual RetireSMART In Retirement Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[6]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	257
5 Years	rr_ExpenseExampleYear05	474
10 Years	rr_ExpenseExampleYear10	$ 1,098
MassMutual RetireSMART In Retirement Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[6]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	528
10 Years	rr_ExpenseExampleYear10	$ 1,215
MassMutual RetireSMART In Retirement Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[6]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	$ 1,330
MassMutual RetireSMART In Retirement Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[6]
1 Year	rr_ExpenseExampleYear01	$ 681
3 Years	rr_ExpenseExampleYear03	950
5 Years	rr_ExpenseExampleYear05	1,249
10 Years	rr_ExpenseExampleYear10	$ 2,097
MassMutual RetireSMART In Retirement Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[6]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	662
10 Years	rr_ExpenseExampleYear10	$ 1,502
MassMutual RetireSMART In Retirement Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[6]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	445
5 Years	rr_ExpenseExampleYear05	794
10 Years	rr_ExpenseExampleYear10	$ 1,781
MassMutual RetireSMART 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 43 for the MassMutual RetireSMARTSM 2010 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.23%		.33%		.43%		.53%		.53%		.43%		.43%
Acquired Fund Fees and Expenses	.57%		.57%		.57%		.57%		.57%		.57%		.57%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)	(.27%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.53%		.63%		.73%		.83%		1.08%		.98%		1.23%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed . 53%, .63%, .73%, .83%, 1.08%, .98%, and 1.23% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$54	$219	$408	$956
Class R5	$64	$251	$463	$1,074
Service Class	$75	$282	$517	$1,191
Administrative Class	$85	$314	$571	$1,307
Class A	$679	$944	$1,239	$2,076
Class R4	$100	$360	$651	$1,479
Class R3	$125	$438	$784	$1,759

Effective September 27, 2016, the following information replaces similar information found on page 44 for the MassMutual RetireSMARTSM 2010 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	41.2%
MM Select Equity Asset (NTI)	17.9%

Fixed Income Funds	56.6%
MM Select Bond and Income (NTI)	17.2%
Premier Short-Duration Bond (Barings)	6.7%
Premier Inflation-Protected and Income (Barings)	7.6%
Premier Core Bond (Barings)	10.4%
Select Total Return Bond (MetWest)	5.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	41.2%
MM Select Equity Asset (NTI)	17.9%

Fixed Income Funds	56.6%
MM Select Bond and Income (NTI)	17.2%
Premier Short-Duration Bond (Barings)	6.7%
Premier Inflation-Protected and Income (Barings)	7.6%
Premier Core Bond (Barings)	10.4%
Select Total Return Bond (MetWest)	5.3%

MassMutual RetireSMART 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.53%	[7]
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	408
10 Years	rr_ExpenseExampleYear10	$ 956
MassMutual RetireSMART 2010 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.63%	[7]
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	463
10 Years	rr_ExpenseExampleYear10	$ 1,074
MassMutual RetireSMART 2010 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[7]
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	517
10 Years	rr_ExpenseExampleYear10	$ 1,191
MassMutual RetireSMART 2010 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.83%	[7]
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	571
10 Years	rr_ExpenseExampleYear10	$ 1,307
MassMutual RetireSMART 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[7]
1 Year	rr_ExpenseExampleYear01	$ 679
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	$ 2,076
MassMutual RetireSMART 2010 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[7]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	651
10 Years	rr_ExpenseExampleYear10	$ 1,479
MassMutual RetireSMART 2010 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[7]
1 Year	rr_ExpenseExampleYear01	$ 125
3 Years	rr_ExpenseExampleYear03	438
5 Years	rr_ExpenseExampleYear05	784
10 Years	rr_ExpenseExampleYear10	$ 1,759
MassMutual RetireSMART 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 51 for the MassMutual RetireSMARTSM 2015 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.29%		.39%		.49%		.59%		.59%		.49%		.49%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)	(.32%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$237	$445	$1,044
Class R5	$67	$269	$499	$1,162
Service Class	$78	$300	$553	$1,278
Administrative Class	$88	$332	$607	$1,393
Class A	$682	$961	$1,273	$2,154
Class R4	$103	$378	$687	$1,563
Class R3	$128	$456	$819	$1,841

Effective September 27, 2016, the following information replaces similar information found on page 52 for the MassMutual RetireSMARTSM 2015 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	46.2%
MM Select Equity Asset (NTI)	19.9%

Fixed Income Funds	51.7%
MM Select Bond and Income (NTI)	14.9%
Premier Short-Duration Bond (Barings)	5.6%
Premier Inflation-Protected and Income (Barings)	6.9%
Premier Core Bond (Barings)	10.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	46.2%
MM Select Equity Asset (NTI)	19.9%

Fixed Income Funds	51.7%
MM Select Bond and Income (NTI)	14.9%
Premier Short-Duration Bond (Barings)	5.6%
Premier Inflation-Protected and Income (Barings)	6.9%
Premier Core Bond (Barings)	10.2%

MassMutual RetireSMART 2015 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[8]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	445
10 Years	rr_ExpenseExampleYear10	$ 1,044
MassMutual RetireSMART 2015 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[8]
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	499
10 Years	rr_ExpenseExampleYear10	$ 1,162
MassMutual RetireSMART 2015 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[8]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	553
10 Years	rr_ExpenseExampleYear10	$ 1,278
MassMutual RetireSMART 2015 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[8]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	$ 1,393
MassMutual RetireSMART 2015 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[8]
1 Year	rr_ExpenseExampleYear01	$ 682
3 Years	rr_ExpenseExampleYear03	961
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	$ 2,154
MassMutual RetireSMART 2015 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[8]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	687
10 Years	rr_ExpenseExampleYear10	$ 1,563
MassMutual RetireSMART 2015 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[8]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	819
10 Years	rr_ExpenseExampleYear10	$ 1,841
MassMutual RetireSMART 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 59 for the MassMutual RetireSMARTSM 2020 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.62%		.62%		.62%		.62%		.62%		.62%		.62%
Total Annual Fund Operating Expenses(1)	.67%		.77%		.87%		.97%		1.22%		1.12%		1.37%
Expense Reimbursement	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%		.66%		.76%		.86%		1.11%		1.01%		1.26%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$57	$199	$358	$820
Class R5	$67	$231	$413	$940
Service Class	$78	$262	$467	$1,059
Administrative Class	$88	$294	$521	$1,176
Class A	$682	$926	$1,193	$1,955
Class R4	$103	$341	$602	$1,350
Class R3	$128	$419	$735	$1,633

Effective September 27, 2016, the following information replaces similar information found on page 60 for the MassMutual RetireSMARTSM 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	59.5%
MM Select Equity Asset (NTI)	25.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.5%

Fixed Income Funds	37.8%
MM Select Bond and Income (NTI)	10.6%
Premier Inflation-Protected and Income (Barings)	5.2%
Premier Core Bond (Barings)	6.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	59.5%
MM Select Equity Asset (NTI)	25.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.5%

Fixed Income Funds	37.8%
MM Select Bond and Income (NTI)	10.6%
Premier Inflation-Protected and Income (Barings)	5.2%
Premier Core Bond (Barings)	6.3%

MassMutual RetireSMART 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[8]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	358
10 Years	rr_ExpenseExampleYear10	$ 820
MassMutual RetireSMART 2020 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[8]
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	231
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	$ 940
MassMutual RetireSMART 2020 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[8]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	467
10 Years	rr_ExpenseExampleYear10	$ 1,059
MassMutual RetireSMART 2020 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[8]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	521
10 Years	rr_ExpenseExampleYear10	$ 1,176
MassMutual RetireSMART 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[8]
1 Year	rr_ExpenseExampleYear01	$ 682
3 Years	rr_ExpenseExampleYear03	926
5 Years	rr_ExpenseExampleYear05	1,193
10 Years	rr_ExpenseExampleYear10	$ 1,955
MassMutual RetireSMART 2020 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[8]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	602
10 Years	rr_ExpenseExampleYear10	$ 1,350
MassMutual RetireSMART 2020 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[8]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	735
10 Years	rr_ExpenseExampleYear10	$ 1,633
MassMutual RetireSMART 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 67 for the MassMutual RetireSMARTSM 2025 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.16%		.26%		.36%		.46%		.46%		.36%		.36%
Acquired Fund Fees and Expenses	.64%		.64%		.64%		.64%		.64%		.64%		.64%
Total Annual Fund Operating Expenses(1)	.80%		.90%		1.00%		1.10%		1.35%		1.25%		1.50%
Expense Reimbursement	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)	(.25%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%		.65%		.75%		.85%		1.10%		1.00%		1.25%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$56	$222	$411	$959
Class R5	$66	$254	$466	$1,077
Service Class	$77	$285	$520	$1,194
Administrative Class	$87	$317	$574	$1,310
Class A	$681	$947	$1,242	$2,078
Class R4	$102	$364	$654	$1,482
Class R3	$127	$441	$787	$1,762

Effective September 27, 2016, the following information replaces similar information found on page 68 for the MassMutual RetireSMARTSM 2025 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	69.7%
MM Select Equity Asset (NTI)	28.2%
Select Overseas (J.P. Morgan/MFS/Harris)	6.8%

Fixed Income Funds	27.4%
MM Select Bond and Income Asset (NTI)	6.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	69.7%
MM Select Equity Asset (NTI)	28.2%
Select Overseas (J.P. Morgan/MFS/Harris)	6.8%

Fixed Income Funds	27.4%
MM Select Bond and Income Asset (NTI)	6.4%

MassMutual RetireSMART 2025 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[6]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	$ 959
MassMutual RetireSMART 2025 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[6]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	254
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	$ 1,077
MassMutual RetireSMART 2025 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[6]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	$ 1,194
MassMutual RetireSMART 2025 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[6]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	$ 1,310
MassMutual RetireSMART 2025 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[6]
1 Year	rr_ExpenseExampleYear01	$ 681
3 Years	rr_ExpenseExampleYear03	947
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	$ 2,078
MassMutual RetireSMART 2025 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[6]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	$ 1,482
MassMutual RetireSMART 2025 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[6]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	441
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	$ 1,762
MassMutual RetireSMART 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 75 for the MassMutual RetireSMARTSM 2030 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.05%		.15%		.25%		.35%		.35%		.25%		.25%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.71%		.81%		.91%		1.01%		1.26%		1.16%		1.41%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$211	$379	$867
Class R5	$70	$242	$434	$987
Service Class	$81	$274	$488	$1,105
Administrative Class	$91	$305	$542	$1,222
Class A	$685	$937	$1,212	$1,997
Class R4	$106	$352	$623	$1,395
Class R3	$131	$430	$756	$1,677

Effective September 27, 2016, the following information replaces similar information found on page 76 for the MassMutual RetireSMARTSM 2030 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	76.2%
MM Select Equity Asset (NTI)	31.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.8%

Fixed Income Funds	20.7%
Premier High Yield (Barings)	5.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	76.2%
MM Select Equity Asset (NTI)	31.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.8%

Fixed Income Funds	20.7%
Premier High Yield (Barings)	5.4%

MassMutual RetireSMART 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[4]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 867
MassMutual RetireSMART 2030 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[4]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	434
10 Years	rr_ExpenseExampleYear10	$ 987
MassMutual RetireSMART 2030 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[4]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	$ 1,105
MassMutual RetireSMART 2030 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[4]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,222
MassMutual RetireSMART 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[4]
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,212
10 Years	rr_ExpenseExampleYear10	$ 1,997
MassMutual RetireSMART 2030 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	$ 1,395
MassMutual RetireSMART 2030 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[4]
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	$ 1,677
MassMutual RetireSMART 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 83 for the MassMutual RetireSMARTSM 2035 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.21%		.31%		.41%		.51%		.51%		.41%		.41%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(1)	.87%		.97%		1.07%		1.17%		1.42%		1.32%		1.57%
Expense Reimbursement	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)	(.26%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.61%		.71%		.81%		.91%		1.16%		1.06%		1.31%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .61%, .71%, .81%, .91%, 1.16%, 1.06%, and 1.31% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$62	$242	$447	$1,040
Class R5	$73	$274	$502	$1,157
Service Class	$83	$305	$556	$1,274
Administrative Class	$93	$336	$609	$1,389
Class A	$686	$966	$1,275	$2,150
Class R4	$108	$383	$690	$1,559
Class R3	$133	$461	$822	$1,837

Effective September 27, 2016, the following information replaces similar information found on page 84 for the MassMutual RetireSMARTSM 2035 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.9%
MM Select Equity Asset (NTI)	32.9%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.9%
MM Select Equity Asset (NTI)	32.9%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

MassMutual RetireSMART 2035 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[9]
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	447
10 Years	rr_ExpenseExampleYear10	$ 1,040
MassMutual RetireSMART 2035 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[9]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	502
10 Years	rr_ExpenseExampleYear10	$ 1,157
MassMutual RetireSMART 2035 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[9]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	$ 1,274
MassMutual RetireSMART 2035 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[9]
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	$ 1,389
MassMutual RetireSMART 2035 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[9]
1 Year	rr_ExpenseExampleYear01	$ 686
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	$ 2,150
MassMutual RetireSMART 2035 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[9]
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	690
10 Years	rr_ExpenseExampleYear10	$ 1,559
MassMutual RetireSMART 2035 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[9]
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	461
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	$ 1,837
MassMutual RetireSMART 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.08%		.18%		.28%		.38%		.38%		.28%		.28%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	.75%		.85%		.95%		1.05%		1.30%		1.20%		1.45%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.60%		.70%		.80%		.90%		1.15%		1.05%		1.30%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .60%, .70%, .80%, .90%, 1.15%, 1.05%, and 1.30% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$61	$219	$397	$911
Class R5	$72	$251	$451	$1,030
Service Class	$82	$283	$506	$1,148
Administrative Class	$92	$314	$560	$1,264
Class A	$685	$945	$1,229	$2,036
Class R4	$107	$361	$640	$1,437
Class R3	$132	$439	$773	$1,718

Effective September 27, 2016, the following information replaces similar information found on page 92 for the MassMutual RetireSMARTSM 2040 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	82.7%
MM Select Equity Asset (NTI)	34.0%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	82.7%
MM Select Equity Asset (NTI)	34.0%
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

MassMutual RetireSMART 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[10]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	397
10 Years	rr_ExpenseExampleYear10	$ 911
MassMutual RetireSMART 2040 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[10]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	$ 1,030
MassMutual RetireSMART 2040 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[10]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	283
5 Years	rr_ExpenseExampleYear05	506
10 Years	rr_ExpenseExampleYear10	$ 1,148
MassMutual RetireSMART 2040 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[10]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	$ 1,264
MassMutual RetireSMART 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[10]
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	$ 2,036
MassMutual RetireSMART 2040 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[10]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	361
5 Years	rr_ExpenseExampleYear05	640
10 Years	rr_ExpenseExampleYear10	$ 1,437
MassMutual RetireSMART 2040 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[10]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	439
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	$ 1,718
MassMutual RetireSMART 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 99 for the MassMutual RetireSMARTSM 2045 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.37%		.47%		.57%		.67%		.67%		.57%		.57%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(1)	1.04%		1.14%		1.24%		1.34%		1.59%		1.49%		1.74%
Expense Reimbursement	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)	(.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.58%		.68%		.78%		.88%		1.13%		1.03%		1.28%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .58%, .68%, .78%, .88%, 1.13%, 1.03% and 1.28% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$59	$269	$514	$1,215
Class R5	$69	$301	$568	$1,331
Service Class	$80	$332	$622	$1,445
Administrative Class	$90	$364	$675	$1,559
Class A	$684	$991	$1,336	$2,306
Class R4	$105	$410	$755	$1,727
Class R3	$130	$488	$886	$2,000

Effective September 27, 2016, the following information replaces similar information found on page 100 for the MassMutual RetireSMARTSM 2045 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.7%
MM Select Equity Asset (NTI)	34.4%
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.7%
MM Select Equity Asset (NTI)	34.4%
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%

MassMutual RetireSMART 2045 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.58%	[11]
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	$ 1,215
MassMutual RetireSMART 2045 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[11]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	301
5 Years	rr_ExpenseExampleYear05	568
10 Years	rr_ExpenseExampleYear10	$ 1,331
MassMutual RetireSMART 2045 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.78%	[11]
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	$ 1,445
MassMutual RetireSMART 2045 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[11]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	675
10 Years	rr_ExpenseExampleYear10	$ 1,559
MassMutual RetireSMART 2045 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[11]
1 Year	rr_ExpenseExampleYear01	$ 684
3 Years	rr_ExpenseExampleYear03	991
5 Years	rr_ExpenseExampleYear05	1,336
10 Years	rr_ExpenseExampleYear10	$ 2,306
MassMutual RetireSMART 2045 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[11]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	$ 1,727
MassMutual RetireSMART 2045 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[11]
1 Year	rr_ExpenseExampleYear01	$ 130
3 Years	rr_ExpenseExampleYear03	488
5 Years	rr_ExpenseExampleYear05	886
10 Years	rr_ExpenseExampleYear10	$ 2,000
MassMutual RetireSMART 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 107 for the MassMutual RetireSMARTSM 2050 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	.20%		.30%		.40%		.50%		.50%		.40%		.40%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	.88%		.98%		1.08%		1.18%		1.43%		1.33%		1.58%
Expense Reimbursement	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)	(.29%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.59%		.69%		.79%		.89%		1.14%		1.04%		1.29%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$60	$241	$449	$1,048
Class R5	$70	$273	$503	$1,165
Service Class	$81	$304	$557	$1,282
Administrative Class	$91	$336	$611	$1,397
Class A	$685	$965	$1,276	$2,157
Class R4	$106	$382	$691	$1,567
Class R3	$131	$460	$823	$1,845

Effective September 27, 2016, the following information replaces similar information found on page 108 for the MassMutual RetireSMARTSM 2050 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.5%
MM Select Equity Asset (NTI)	36.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.5%
MM Select Equity Asset (NTI)	36.5%
Select Overseas (J.P. Morgan/MFS/Harris)	9.2%

MassMutual RetireSMART 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[4]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	$ 1,048
MassMutual RetireSMART 2050 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[4]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	503
10 Years	rr_ExpenseExampleYear10	$ 1,165
MassMutual RetireSMART 2050 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[4]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	$ 1,282
MassMutual RetireSMART 2050 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[4]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	$ 1,397
MassMutual RetireSMART 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[4]
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	965
5 Years	rr_ExpenseExampleYear05	1,276
10 Years	rr_ExpenseExampleYear10	$ 2,157
MassMutual RetireSMART 2050 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	$ 1,567
MassMutual RetireSMART 2050 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[4]
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	460
5 Years	rr_ExpenseExampleYear05	823
10 Years	rr_ExpenseExampleYear10	$ 1,845
MassMutual RetireSMART 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 115 for the MassMutual RetireSMARTSM 2055 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	2.58%		2.68%		2.78%		2.88%		2.88%		2.78%		2.78%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(1)	3.26%		3.36%		3.46%		3.56%		3.81%		3.71%		3.96%
Expense Reimbursement	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)	(2.69%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$58	$660	$1,384	$3,306
Class R5	$68	$691	$1,433	$3,400
Service Class	$79	$721	$1,483	$3,493
Administrative Class	$89	$751	$1,532	$3,584
Class A	$683	$1,354	$2,133	$4,166
Class R4	$104	$796	$1,605	$3,721
Class R3	$129	$871	$1,726	$3,942

Effective September 27, 2016, the following information replaces similar information found on page 116 for the MassMutual RetireSMARTSM 2055 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.7%
MM Select Equity Asset (NTI)	35.2%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.7%
MM Select Equity Asset (NTI)	35.2%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%

MassMutual RetireSMART 2055 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.26%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.57%	[12]
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	1,384
10 Years	rr_ExpenseExampleYear10	$ 3,306
MassMutual RetireSMART 2055 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[12]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	1,433
10 Years	rr_ExpenseExampleYear10	$ 3,400
MassMutual RetireSMART 2055 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[12]
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,483
10 Years	rr_ExpenseExampleYear10	$ 3,493
MassMutual RetireSMART 2055 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[12]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	1,532
10 Years	rr_ExpenseExampleYear10	$ 3,584
MassMutual RetireSMART 2055 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.81%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[12]
1 Year	rr_ExpenseExampleYear01	$ 683
3 Years	rr_ExpenseExampleYear03	1,354
5 Years	rr_ExpenseExampleYear05	2,133
10 Years	rr_ExpenseExampleYear10	$ 4,166
MassMutual RetireSMART 2055 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[12]
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	796
5 Years	rr_ExpenseExampleYear05	1,605
10 Years	rr_ExpenseExampleYear10	$ 3,721
MassMutual RetireSMART 2055 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.96%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[12]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	871
5 Years	rr_ExpenseExampleYear05	1,726
10 Years	rr_ExpenseExampleYear10	$ 3,942
MassMutual RetireSMART 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 26, 2016 to the
Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 27, 2016, the following information replaces similar information found on page 123 for the MassMutual RetireSMARTSM 2060 Fund in the section titled Fees and Expenses of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Admini- strative Class		Class A		Class R4		Class R3
Management Fees	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses(1)	1.35%		1.45%		1.55%		1.65%		1.65%		1.55%		1.55%
Acquired Fund Fees and Expenses(1)	.68%		.68%		.68%		.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses	2.03%		2.13%		2.23%		2.33%		2.58%		2.48%		2.73%
Expense Reimbursement	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)	(1.46%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.57%		.67%		.77%		.87%		1.12%		1.02%		1.27%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)

Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$58	$444
Class R5	$68	$475
Service Class	$79	$506
Administrative Class	$89	$537
Class A	$683	$1,153
Class R4	$104	$583
Class R3	$129	$659

Effective September 27, 2016, the following information replaces similar information found on page 124 for the MassMutual RetireSMARTSM 2060 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund's anticipated approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.4%
MM Select Equity Asset (NTI)	37.3%
Select Overseas (J.P. Morgan/MFS/Harris)	9.1%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The table below shows the Fund's anticipated approximate allocation, as of September 27, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MML Advisers, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.4%
MM Select Equity Asset (NTI)	37.3%
Select Overseas (J.P. Morgan/MFS/Harris)	9.1%

MassMutual RetireSMART 2060 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.57%	[12]
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	$ 444
MassMutual RetireSMART 2060 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[12]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	$ 475
MassMutual RetireSMART 2060 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[12]
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	$ 506
MassMutual RetireSMART 2060 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[12]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	$ 537
MassMutual RetireSMART 2060 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[12]
1 Year	rr_ExpenseExampleYear01	$ 683
3 Years	rr_ExpenseExampleYear03	$ 1,153
MassMutual RetireSMART 2060 Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[12]
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	$ 583
MassMutual RetireSMART 2060 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[12]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	$ 659

[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year-to-date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .47%, .57%, .67%, .77%, 1.02%, .92%, and 1.17% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[3]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .54%, .64%, .74%, .84%, 1.09%, .99%, and 1.24% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[4]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .59%, .69%, .79%, .89%, 1.14%, 1.04%, and 1.29% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[5]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .64%, .74%, .84%, .94%, 1.19%, 1.09%, and 1.34% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[6]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, 1.00%, and 1.25% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[7]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed . 53%, .63%, .73%, .83%, 1.08%, .98%, and 1.23% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[8]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .56%, .66%, .76%, .86%, 1.11%, 1.01%, and 1.26% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[9]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .61%, .71%, .81%, .91%, 1.16%, 1.06%, and 1.31% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[10]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .60%, .70%, .80%, .90%, 1.15%, 1.05%, and 1.30% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[11]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .58%, .68%, .78%, .88%, 1.13%, 1.03% and 1.28% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.
[12]	Effective September 27, 2016, MML Advisers changed the domestic and international mutual funds sponsored by MML Advisers or its affiliates ("Underlying Funds") in which the Fund invests to include two recently-launched Underlying Funds. In connection with this change, MML Advisers entered into a written agreement, effective September 27, 2016, to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses (calculated for this purpose at least monthly based on the Fund's year to date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), through January 31, 2018, to the extent that such expenses would otherwise exceed .57%, .67%, .77%, .87%, 1.12%, 1.02%, and 1.27% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. Because the expenses of the recently-launched Underlying Funds are lower than those of the Underlying Funds invested in by the Fund prior to September 27, 2016, MML Advisers expects that the cost to it of the Expense Reimbursement will be less than that shown in the table.